OPERATIONS BY INDUSTRY SEGMENT AND GEOGRAPHIC AREA - Geographic area data (Details)	3 Months Ended								12 Months Ended					12 Months Ended
	Dec. 31, 2014 CNY	Sep. 30, 2014 CNY	Jun. 30, 2014 CNY	Mar. 31, 2014 CNY	Dec. 31, 2013 CNY	Sep. 30, 2013 CNY	Jun. 30, 2013 CNY	Mar. 31, 2013 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 United States USD ($)	Dec. 31, 2014 United States CNY	Dec. 31, 2013 United States CNY	Dec. 31, 2012 United States CNY	Dec. 31, 2014 Europe USD ($)	Dec. 31, 2014 Europe CNY	Dec. 31, 2013 Europe CNY	Dec. 31, 2012 Europe CNY	Dec. 31, 2014 PRC USD ($)	Dec. 31, 2014 PRC CNY	Dec. 31, 2013 PRC CNY	Dec. 31, 2012 PRC CNY
Revenues from external customers:
Revenues from external customers	438,261,778	378,260,046	402,487,008	253,035,775	387,140,688	425,926,695	364,015,592	220,777,799	$ 241,007,000	1,472,045,000	1,397,861,000	1,324,952,000		$ 9,906,000	60,505,000	105,938,000	108,347,000	$ 10,190,000	62,237,000	40,749,000	59,910,000	$ 220,911,000	1,349,303,000	1,251,174,000	1,156,695,000
Property, Plant, and Equipment by area:
Property, Plant, and Equipment by area	452,659,000				460,932,000				73,976,000	452,659,000	460,932,000	259,972,000		2,169,000	13,270,000	14,027,000	15,092,000					71,807,000	439,389,000	446,905,000	244,880,000
Net Assets
Total shareholders' equity	1,387,113,000				1,305,616,000				$ 226,689,000	1,387,113,000	1,305,616,000	1,212,189,000	1,139,789,000	$ 3,983,000	24,375,000	12,477,000	43,089,000					$ 222,706,000	1,362,738,000	1,293,139,000	1,169,100,000